UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     May 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $3,272,615 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106   133596   659700 SH       SOLE                   472891        0   186809
AMDOCS LTD                     ORD              G02602103   151679  4803024 SH       SOLE                  3450808        0  1352216
ANSYS INC                      COM              03662Q105    35178   541027 SH       SOLE                   388848        0   152179
AUTODESK INC                   COM              052769106    10199   241000 SH       SOLE                   241000        0        0
BARD C R INC                   COM              067383109    89879   910443 SH       SOLE                   654332        0   256111
BECTON DICKINSON & CO          COM              075887109   271665  3498583 SH       SOLE                  2513957        0   984626
BLACKBAUD INC                  COM              09227Q100    75089  2259665 SH       SOLE                  1624023        0   635642
BROWN & BROWN INC              COM              115236101   127854  5376548 SH       SOLE                  3863529        0  1513019
COLGATE PALMOLIVE CO           COM              194162103   110627  1131383 SH       SOLE                   812942        0   318441
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    95675  4421200 SH       SOLE                  3261500        0  1159700
DANAHER CORP DEL               COM              235851102   334257  5968876 SH       SOLE                  4288398        0  1680478
DIGI INTL INC                  COM              253798102    15715  1429956 SH       SOLE                  1429956        0        0
EBAY INC                       COM              278642103   274090  7429921 SH       SOLE                  5338148        0  2091773
FIRST SOLAR INC                COM              336433107    28216  1126405 SH       SOLE                   854584        0   271821
JONES LANG LASALLE INC         COM              48020Q107   138761  1665598 SH       SOLE                  1196722        0   468876
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    76054  2306766 SH       SOLE                  1723631        0   583135
NIELSEN HOLDINGS N V           COM              N63218106    65872  2185534 SH       SOLE                  1566652        0   618882
NORTHERN TR CORP               COM              665859104   131505  2771442 SH       SOLE                  2010045        0   761397
PAYCHEX INC                    COM              704326107    93785  3026308 SH       SOLE                  2173316        0   852992
POLYPORE INTL INC              COM              73179V103    18750   533285 SH       SOLE                   382277        0   151008
PROCTER & GAMBLE CO            COM              742718109    93616  1392895 SH       SOLE                   999177        0   393718
QUALCOMM INC                   COM              747525103     9631   141585 SH       SOLE                   141585        0        0
QUANTA SVCS INC                COM              74762E102   129066  6175383 SH       SOLE                  4706196        0  1469187
SCHEIN HENRY INC               COM              806407102   357695  4726412 SH       SOLE                  3391083        0  1335329
SIGMA ALDRICH CORP             COM              826552101    70907   970526 SH       SOLE                   697044        0   273482
SPDR S&P 500 ETF TR            TR UNIT          78462F103    18434   131000 SH       SOLE                    17000        0   114000
STRAYER ED INC                 COM              863236105    77955   826842 SH       SOLE                   591173        0   235669
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    66156  4329556 SH       SOLE                  3110477        0  1219079
VARIAN MED SYS INC             COM              92220P105    63050   914293 SH       SOLE                   656873        0   257420
VERISK ANALYTICS INC           CL A             92345Y106   107659  2292075 SH       SOLE                  1646761        0   645314